Shareholders' Equity and Regulatory Matters - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 17, 2021	Nov. 09, 2021	Aug. 27, 2021	Aug. 27, 2021	Aug. 27, 2021	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Repayments of Long-term Debt						$ 32,500		$ 32,500
Debt due date						Sep. 10, 2022
Senior Debt
Subsidiary, Sale of Stock [Line Items]
Repayments of Senior Debt						$ 19,500		$ 19,500
Debt due date								Sep. 10, 2022
Subordinated Debt One
Subsidiary, Sale of Stock [Line Items]
Repayments of Subordinated Debt						$ 11,000		$ 11,000
Debt due date						Jul. 29, 2022		Jul. 29, 2022
Subordinated Debt Two [Member]
Subsidiary, Sale of Stock [Line Items]
Repayments of Subordinated Debt						$ 2,000		$ 2,000
Debt due date						Sep. 27, 2022		Sep. 27, 2022
Private Placement Offering
Subsidiary, Sale of Stock [Line Items]
Issuance and sale of common stock			2,937,876	2,710,569	2,710,569		227,307
Proceeds from issuance and sale of common stock			$ 70,500	$ 65,100	$ 65,100		$ 5,400
Aggregate net proceeds from issuance of common stock								$ 70,509
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Share issued and sold		4,025,000
Share issued, price per share		$ 25
Aggregate net proceeds from issuance of common stock		$ 92,000						$ 92,043
Aggregate gross proceeds		100,600
Underwriting discounts and offering expenses		$ 8,600
Initial Public Offering | Restricted Stock
Subsidiary, Sale of Stock [Line Items]
Share issued	49,750
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Share issued and sold	525,000